Long-Term Equity Investment, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 05, 2018 CNY (¥) shares	Jul. 07, 2018 CNY (¥) shares	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)
Long-Term Equity Investment, Net [Line Items]
Equity interests consideration amount		¥ 32,000
Equity investments			¥ 97,231	$ 14,330	¥ 118,397
Ownership percentage acquired						11.00%
Fair value of the investment amount						¥ 11,000
Haofangtong [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage	7.00%	26.00%
Shares newly issued (in Shares) | shares	4,029,543	4,029,543
Consideration price	¥ 56,000	¥ 56,000
Number of option to purchase shares (in Shares) | shares		10,937,339
Equity method investment Existing shareholders	¥ 32,000
Equity investments			¥ 55,000		¥ 55,000
Haofangtong [Member] | New Share Issuing [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage	7.00%	7.00%
Haofangtong [Member] | Purchase Option [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage	19.00%	19.00%	7.00%	7.00%